Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2020 were as follows for the FCA Group's continuing operations:

(€ million)
2021	€562
2022	€243
2023	€135
2024	€152
2025	€16
2026 and thereafter	€27